Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		8 Months Ended
	Mar. 31, 2022		Dec. 31, 2021
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance	$ 4,600,000		$ 10,614,500
Change in valuation inputs or other assumption	(2,645,000)	[1]	(6,014,500)
Fair value as of Ending balance	1,955,000		4,600,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance	251,668		562,449
Change in valuation inputs or other assumption	(117,640)	[1]	(281,517)
Fair value as of Ending balance	134,028		251,668
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance	4,851,668		11,176,949
Change in valuation inputs or other assumption	(2,762,640)	[1]	(6,325,281)
Fair value as of Ending balance	$ 2,089,028		$ 4,851,668

[1]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations